Finance Income (Details) - Schedule of finance income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance income [Abstract]
Interest on term deposits	S/ 2,243	S/ 1,014	S/ 1,111
Interests on accounts receivable	204	715	745
Credit value adjust on cross currency swaps		99
Other finance income	529	748	511
Total finance income	S/ 2,976	S/ 2,576	S/ 2,367